Provisions - Current and Non-current Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Current	$ 41.6	$ 17.9
Non-current	432.4	285.3
Provisions	$ 474.0	$ 303.2